Operating segments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Summary of Geographical Information
Revenues are attributed to regions based primarily on customers’ location. The Group’s revenue from external customers and information about its non-current segment assets (excluding deferred tax) is set out below:

	Revenue
	Year ended 31 December 2022 £m	Year ended 31 December 2021 £m	Six months ended 31 December 2020 £m	Year ended 30 June 2020 £m
The Americas	162.5	130.4	58.6	112.4
EMEA	90.1	84.3	40.2	69.3
China	62.9	58.2	27.4	39.5
Japan	17.9	18.7	9.9	18.8
Rest of Asia Pacific	28.3	23.8	11.4	20.0

	361.7	315.4	147.5	260.0

	Non-current assets
	As at 31 December 2022 £m	As at 31 December 2021 £m
The Americas	483.7	464.3
EMEA	237.0	231.8
China	8.0	8.6
Japan	0.4	0.2
Rest of Asia Pacific	60.0	59.3

	789.1	764.2

Summary of Revenue by Type Products and Services
Revenue by type is shown below:

	Year ended 31 December 2022 £m	Year ended 31 December 2021 £m	Six months ended 31 December 2020 £m	Year ended 30 June 2020 £m
Catalogue revenue	339.8	296.4	139.0	243.1
Custom products and services	6.8	5.7	2.7	6.3
IVD	6.1	6.3	2.6	4.7
Royalties and licenses	9.0	7.0	3.2	5.9

Custom products and licensing	21.9	19.0	8.5	16.9

Total reported revenue	361.7	315.4	147.5	260.0